Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - One cash generating unit [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	2.2 percentage points
Reduction in profit before tax	15.70%
Reduction in net cash flow	14.40%
Increase in pre-tax discount rate	1.3 percentage points